October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 128.1%
Corporate(a) — 19.2%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$12,000	$ 12,745,084
Sustainability Bonds, 5.00%, 12/01/53	6,000	6,330,550
Sustainability Bonds, 5.50%, 10/01/54	10,005	10,983,498
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	15,113,740
Series B, Sustainability Bonds, 5.00%, 01/01/55	21,525	23,078,302
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	4,545	4,862,609
		73,113,783
County/City/Special District/School District — 32.1%
Arcadia Unified School District Refunding GO, 4.00%, 08/01/38	7,000	7,033,520
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	544,519
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,722,924
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	7,000	7,053,319
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,705,653
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, Convertible, 5.00%, 06/01/43	1,570	1,626,866
Corona-Norco Unified School District, GO, Series B, Election 2014, 5.00%, 08/01/47	5,000	5,188,940
Cupertino Union School District, GO, Series C, Election 2012, 4.00%, 08/01/40	4,000	4,031,140
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	6,625	6,726,947
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	2,500	2,433,087
Foothill-De Anza Community College District, Refunding GO, 4.00%, 08/01/40	5,970	5,998,664
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,689,933
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,321,660
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,127,598
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	7,804,700
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	2,013,429
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,906,162
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,699,202
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	4,385	4,412,825
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/32	3,000	3,000,928
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,210,594
San Bernardino Community College District, GO, Series E-1, Election 2008, 4.13%, 08/01/49	3,890	3,751,865
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	4,035	4,065,629
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	3,000	3,280,445
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	$3,740	$ 3,759,834
San Lorenzo Unified School District, GO, 4.00%, 08/01/41	345	347,488
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	1,750	1,750,215
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,075,415
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	4,969,401
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	4,000	4,026,274
Series B, Election 2012, 4.00%, 08/01/40	4,775	4,777,999
		122,057,175
Education — 3.2%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	559,202
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	325	299,419
5.00%, 08/01/48	510	434,457
California School Finance Authority, RB, Series A, 5.00%, 06/01/58(b)	2,120	2,011,967
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	137,500
Sustainability Bonds, 5.50%, 08/01/47	125	130,747
University of California, RB, Series AV, 5.00%, 05/15/47	8,440	8,746,946
		12,320,238
Health — 10.2%
California Health Facilities Financing Authority, RB
5.00%, 11/15/42	1,000	1,036,231
Series A, 5.00%, 11/15/48	6,190	6,329,364
Series A, 5.25%, 12/01/49	2,000	2,178,928
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	1,350	1,378,757
Series A, 4.00%, 04/01/44	1,000	966,850
Series A, 5.00%, 11/15/48	7,195	7,357,002
Series A, 5.00%, 08/15/51	7,170	7,640,006
Series A-2, 4.00%, 11/01/44	8,060	7,978,493
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,827,454
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	2,000	2,153,227
		38,846,312
Housing — 0.6%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 02/01/50(b)	275	201,802
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	688
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, 4.00%, 05/01/57	1,840	1,287,171
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	1,095	727,926
		2,217,587

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 1.4%
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	$305	$ 315,527
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	5,000	5,080,225
		5,395,752
Tobacco — 5.5%
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	2,425	527,381
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	355,231
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	12,675	13,327,954
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	4,730	509,881
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	6,000	6,161,578
		20,882,025
Transportation — 35.0%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,480	1,524,640
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,115,126
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,522,339
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/48	1,990	2,047,174
Series B, AMT, 5.00%, 05/15/36	1,090	1,100,418
Series B, AMT, 5.00%, 05/15/41	6,000	6,053,226
Series B, AMT, 5.00%, 05/15/46	7,860	7,917,039
Series C, AMT, Subordinate, 5.00%, 05/15/44	3,095	3,159,939
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,183,804
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/40	4,450	4,736,520
AMT, 5.50%, 05/15/40	3,490	3,883,053
AMT, 5.00%, 05/15/43	1,250	1,296,750
AMT, 5.50%, 05/15/47	4,250	4,646,143
AMT, 5.00%, 05/15/48	1,500	1,543,136
AMT, Subordinate, 5.00%, 05/15/46	1,365	1,433,787
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,034,885
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/37	1,280	1,309,688
Series A, AMT, 5.00%, 03/01/41	2,000	2,040,172
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	12,795	12,813,649
Port of Los Angeles, Refunding RB, Series C, Sustainability Bonds, 4.00%, 08/01/26(d)	5,495	5,624,280
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	6,890	7,226,655
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class A, AMT, 5.25%, 05/01/44	7,500	8,148,308
Series A, AMT, 5.00%, 05/01/47	16,735	16,943,513
Series A, AMT, 5.00%, 05/01/49	6,405	6,578,593
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series B, AMT, 5.00%, 05/01/41	$3,365	$ 3,405,440
Series D, AMT, 5.00%, 05/01/43	6,130	6,287,761
Series E, AMT, 5.00%, 05/01/45	1,000	1,031,852
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	9,600	10,681,108
		133,288,998
Utilities — 20.9%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	3,250	3,462,125
Sustainability Bonds, 4.00%, 10/01/46	4,125	4,204,463
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	5,120	5,137,046
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,478,906
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 4.00%, 06/01/45	1,730	1,744,962
Los Angeles Department of Water & Power Water System Revenue, RB, Series A, 5.00%, 07/01/43	7,015	7,388,954
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	7,000	7,565,532
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/45	2,720	2,691,473
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,112,935
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 4.00%, 08/15/45	32,925	33,026,479
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	10,485	10,518,917
		79,331,792
Total Municipal Bonds in California		487,453,662
Puerto Rico — 4.3%
State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,806,979
Series A-1, Restructured, 5.00%, 07/01/58	9,464	9,475,402
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,502,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,420	1,737,775
Total Municipal Bonds in Puerto Rico		16,522,824
Total Municipal Bonds — 132.4% (Cost: $492,119,655)		503,976,486
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
California — 19.4%
County/City/Special District/School District — 8.9%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	$10,000	$ 10,669,339
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,841,220
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	11,155,742
		33,666,301
Health — 4.4%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,625	16,822,084
Utilities — 6.1%
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/42	10,670	11,007,752
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	12,289,259
		23,297,011
Total Municipal Bonds in California		73,785,396
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.4% (Cost: $73,615,407)		73,785,396
Total Long-Term Investments — 151.8% (Cost: $565,735,062)		577,761,882

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(f)(g)	3,949,053	$ 3,949,447
Total Short-Term Securities — 1.0% (Cost: $3,949,447)		3,949,447
Total Investments — 152.8% (Cost: $569,684,509)		581,711,329
Other Assets Less Liabilities — 1.5%		5,595,785
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.3)%		(35,409,739)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.0)%		(171,300,000)
Net Assets Applicable to Common Shares — 100.0%		$ 380,597,375

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,869,643	$ 79,804 (a)	$ —	$ —	$ —	$ 3,949,447	3,949,053	$ 34,734	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 503,976,486	$ —	$ 503,976,486
Municipal Bonds Transferred to Tender Option Bond Trusts	—	73,785,396	—	73,785,396
Short-Term Securities
Money Market Funds	3,949,447	—	—	3,949,447
	$3,949,447	$577,761,882	$—	$581,711,329
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(35,144,998)	$—	$(35,144,998)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(206,444,998)	$—	$(206,444,998)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments